Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision were as follows:

	For the six months ended June 30,
	2023	2024	2024
	HK$	HK$	US$
Current tax:
Hong Kong	165,146	-	-
Total current tax	165,146	-	-

Deferred tax:
Hong Kong	4,212	(893,363)	(114,412)
Total deferred tax	4,212	(893,363)	(114,412)
Total income tax expense	169,358	(893,363)	(114,412)

Schedule of Reconciliation of Statutory Income Tax Rate

The reconciliation of statutory income tax rate to our effective income tax rate was as follows:

	For the six months ended June 30,
	2023	2024	2024
	HK$	HK$	US$
Profit (loss) before income taxes	2,389,696	(6,439,954)	(824,757)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	394,300	(1,062,592)	(136,085)
Reconciling items:
Tax effect of income that is not taxable	(43,043)	(3,652)	(468)
Tax effect of expenses that are not deductible (2)	286,540	-	-
The effect of tax rates in different tax jurisdictions	4,950	1,079,543	138,256
Research and development credit (1)	(670,723)	(942,627)	(120,721)
Tax credits	-	(2,175)	(279)
Others	197,334	38,140	4,885
Income tax expenses	169,358	(893,363)	(114,412)
(1)	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.

(2)	These non-deductible expenses are a result on non-deductible IPO expenses and change in fair value on financial assets at fair value.